Note 6 - Common Stock (Tables)	12 Months Ended
Jul. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
As of July 31, 2012, the Company had warrants outstanding as follows:

Grant Date	Number	Exercise Price	Expiration Date
January 15, 2010	500,000	$1.25	January 15, 2015
May 25, 2010	800,000	$0.44	May 26, 2015
Total	1,300,000